Pension and Severance Plans (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Japanese Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	¥ 709,554	¥ 709,098
Service cost	29,589	30,980	28,652
Interest cost	16,067	15,402	15,208
Amendments		(433)
Actuarial (gain) loss	6,424	(10,103)
Curtailments and settlements	(404)
Benefits paid	(25,377)	(35,390)
Benefit obligation at end of the fiscal year	735,853	709,554	709,098
Foreign Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	231,341	196,750
Service cost	4,160	3,645	10,557
Interest cost	11,165	12,083	11,869
Plan participants' contributions	764	322
Amendments	(6,677)	3,950
Actuarial (gain) loss	(6,869)	36,311
Foreign currency exchange rate changes	(16,994)	(5,968)
Curtailments and settlements	(166)	(1,441)
Benefits paid	(10,227)	(14,311)
Benefit obligation at end of the fiscal year	¥ 206,497	¥ 231,341	¥ 196,750